Income Taxes - Benefit (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Examination [Line Items]
Total income tax benefit	$ 3,551	$ 276	$ 4,554
Argentina
Income Tax Examination [Line Items]
Current	1,947	(626)	559
Deferred	2,028	1,183	442
Total income tax benefit	3,975	557	1,001
Paraguay
Income Tax Examination [Line Items]
Current	(214)	(232)	(658)
Deferred	(210)	(49)	4,211
Total income tax benefit	$ (424)	$ (281)	$ 3,553